CAPITAL STOCK - Authorized capital stock (Details)	12 Months Ended
Dec. 31, 2017
Preferred B Shares
Authorized capital stock
Non-cumulative dividend	1.00%
Preferred C Shares
Authorized capital stock
Non-cumulative dividend	1.00%
Preferred D Shares
Authorized capital stock
Non-cumulative dividend	1.00%
Preferred E Shares
Authorized capital stock
Non-cumulative dividend	1.00%
Preferred F Shares
Authorized capital stock
Non-cumulative dividend	1.00%
Preferred H Shares
Authorized capital stock
Non-cumulative dividend	1.00%
Preferred G Shares
Authorized capital stock
Cumulative preferred dividend	11.25%